Income taxes - Disclosure of detailed information about income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income tax on continuing operations
Expense for the year	$ 1,150	$ 1,231
Current income tax expense on continuing operations	1,150	1,231
Deferred income tax (Note 21 (b)) on continuing operations:
Origination and reversal of temporary differences	29,011	24,759
Change in unrecognized deductible temporary differences	(367)	(367)
Other	(1,956)	303
Deferred income tax expense on continuing operations	26,688	24,695
Income tax expense on continuing operations	$ 27,838	$ 25,926